Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Parenthetical) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 10,229	[1]	$ 5,611	[2]
Interest expense on lease liabilities	1,925		1,079		$ 1,641
Drilling Services [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	1,827		1,902
Interest expense on lease liabilities	$ 1,686		$ 1,821

[1]	Including the depreciation of drilling services capitalized as “ W orks in progress” for 1,827.
[2]	Including the depreciation of drilling services capitalized as “ W orks in progress” for 1,902.